Expense Example - ALPS Global Opportunity Fund	Sep. 15, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,177
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	508
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	2,431
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,874
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,815
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	$ 2,301